Bridge Loan	12 Months Ended
Dec. 31, 2020
Disclosure of accounting policy for flow-through shares [text block]
Bridge Loan

In 2019, the Company entered the Bridge Loan for $3 million with a private lender (the “Lender”). The Bridge Loan originally bore interest at 10%, payable annually or on repayment of the principal, and had a term of one year from the date of advancement (the “Maturity Date”). The Bridge Loan was secured by a first charge general security agreement over all of the Company’s present and future assets.

On February 5, 2020, concurrent with the closing of the first tranche of a non-brokered private equity placement (the “February 2020 Offering”) (note 15iv), the Company entered into a loan amendment (“Bridge Loan Amendment”) which provided mutual conversion rights to the Lender and the Company, and also reduced the annual interest rate from 10% to 5% from the date of amendment. Under the terms of the Bridge Loan Amendment, the Lender had the right to convert the $3 million of principal that had been advanced to date and $123 of interest that had accrued into common shares at the price of $2.37 ($1.60 pre-consolidation) (the “Amended Bridge Loan”).

In accordance with IFRS 9, the Company derecognizes a financial liability when, and only when, its obligations are discharged, cancelled, or have expired, and at that time recognizes a gain or loss through the consolidated statement of loss and comprehensive loss, calculated as the difference between the carrying amount of the financial liability derecognized and the consideration paid. The exchange with the existing lender of one debt instrument for another debt instrument with substantially different terms is accounted for as an extinguishment of the original financial liability and the recognition of a new financial liability. Similarly, if a substantial modification was made to the terms of an existing liability or part of it, such modification is also treated as an extinguishment of the original financial liability and the recognition of a new liability. The Company assessed the Bridge Loan Amendment and determined that it resulted in a substantial modification, being that there was a conversion feature for the full amount of the Amended Bridge Loan. As a result, it was necessary to derecognize the Bridge Loan and record the Amended Bridge Loan.

Consistent with the original accounting for the Bridge Loan, the Amended Bridge Loan was identified as a compound instrument with separate components, being the debt and the conversion feature, which were classified as a financial liability and an equity instrument, respectively. Again, the Company used the residual method to determine the allocation of the Amended Bridge Loan between the liability and equity component, by first determining the fair value of the debt, discounted at an effective interest rate of 18%, and allocating the residual value, net of deferred taxes, to the equity component.

The following table reflects the carrying values of the liability and equity components of the Amended Bridge Loan on initial recognition:

	Liability component	Equity component	Total
Amended Bridge Loan	$2,912	$211	$3,123
Deferred tax impact	-	(57)	(57)
Impact on statement of financial position	$2,912	$154	$3,066

In relation to the derecognition of the Bridge Loan and the recording of the Amended Bridge Loan, a loss was recorded through the consolidated statement of loss and comprehensive loss calculated as follows:

Carrying value of Bridge Loan to be derecognized	$2,981
Amended Bridge Loan assumed, including transaction costs incurred	3,140
Loss on derecognition of Bridge Loan	$159

On July 7, 2020, the Amended Bridge Loan was converted to 1,318,877 (1,952,084 pre-consolidation) common shares at a price of $2.37 ($1.60 pre-consolidation) per share. Of the aggregate shares issued, 1,266,797 (1,875,000 pre-consolidation) of the shares were issued for the $3 million principal loan and 52,080 (77,084 pre-consolidation) were issued in satisfaction of the $123 of interest that accrued at a rate of 10% per annum up to the date of the loan amendment. The balance of the interest on the loan, that accrued at a rate of 5% per annum, was then settled in cash to the Lender.

Fair value of Amended Bridge Loan on initial recognition	$2,912
Finance expense	209
Finance expense paid in cash	(64)
Closing balance at July 7, 2020	$3,057

In relation to the derecognition of the Amended Bridge Loan as a result of conversion, a loss was recorded through the consolidated statement of loss and comprehensive loss calculated as follows:

Carrying value of Amended Bridge Loan to be derecognized	$3,057
Loss on extinguishment of Amended Bridge Loan	$65